Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue

Note 4. Revenue

The Company has remaining performance obligations as of September 30, 2020 and December 31, 2019 of $ 798 thousand and $ 1.2 million, respectively. Deferred revenue of $ 1.2 million from December 31, 2019 was recognized as revenue in the nine months ended September 30, 2020. Of the remaining performance obligations as of September 30, 2020, approximately $ 798 thousand are expected to be recognized as revenue in the next twelve months.

During the three and nine months ended September 30, 2020, four customers accounted for approximately 66% and 63%, respectively, of the Company’s consolidated revenue from continuing operations. During the three and nine months ended September 30, 2019, four customers accounted for approximately 83% and 79%, respectively, of the Company’s consolidated revenue from continuing operations.

During the three and nine months ended September 30, 2020, approximately 58% and 35%, respectively, of the Company’s continuing operations revenue was earned outside the United States and collected in local currency. During the three and nine months ended September 30, 2019, those amounts were approximately 22% and 24%.

Note 5. Revenue

The Company has remaining performance obligations as of December 31, 2019 and 2018 of $1.2 million and $1.2 million, respectively. Deferred revenue of $40 thousand from December 31, 2018 was recognized as revenue in 2019. Remaining performance obligations as of December 31, 2019 of approximately $800 thousand are expected to be recognized as revenue in 2020.

During the year ended December 31, 2019, three customers accounted for approximately 61% of the Company’s consolidated revenue from continuing operations. During the year ended December 31, 2018, three customers accounted for approximately 53% of the Company’s consolidated revenue from continuing operations.

During the years ended December 31, 2019 and 2018, approximately 24% and 33%, respectively, of the Company’s continuing operations revenue was earned outside the United States and collected in local currency.